Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Debit and Credit Cards Reward Points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 6,963.2	$ 83.6	₨ 6,359.1
Provision made during the year	7,921.1	95.0	5,537.3
Utilization/write back of provision	(6,248.8)	(75.0)	(4,901.3)
Closing provision of reward points	8,635.5	103.6	6,963.2
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of reward points	₨ 0.0	$ 0.0	₨ (31.9)